Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Current Inventories

All figures in £ millions	2023	2022
Raw materials	4	5

Work in progress	1	2

Finished goods	81	93

Returns asset	5	5

	91	105